File Nos. 811-2653
2-56878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No. 48	[X] [_] [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 48	[X] [X]

(Check appropriate box or boxes.)

DREYFUS BOND FUNDS, INC.
(formerly, Dreyfus Municipal Bond Fund, Inc.)
(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation 200 Park Avenue, New York, New York (Address of Principal Executive Offices)	10166 (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy To:
Lewis G. Cole, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

It is proposed that this filing will become effective (check appropriate box)

X	on January 31, 2003 pursuant to paragraph (b)

____	60 days after filing pursuant to paragraph (a)(1)

____	on (DATE) pursuant to paragraph (a)(1)

____	75 days after filing pursuant to paragraph (a)(2)

____	on (DATE) pursuant to paragraph (a)(2) of Rule 485

____	immediately upon filing pursuant to paragraph (b)

If appropriate, check the following box:

____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A and Part B of this filing are incorporated by reference to Part A and Part B of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on January 29, 2003.

DREYFUS BOND FUNDS, INC.
PART C. OTHER INFORMATION

Item 23	Exhibits

(a)(1)	Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on October 22, 1995, and Exhibit (1)(b) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on October 27, 1995.

(a)(2)	Registrant's Articles of Amendment and Articles Supplementary creating Dreyfus Premier High Income Fund are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on January 29, 2003.

(b)	Registrant's By-Laws, as amended are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on December 29, 2000.

(d)(1)	Management Agreement, as amended, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on January 29, 2003.

(d)(2)	Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on January 29, 2003.

(e)	Distribution Agreement, as revised, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on January 29, 2003.

(g)(1)	Amended and Restated Custody Agreement with The Bank of New York is incorporated by reference to Exhibit 8(A) of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on October 27, 1995. Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on October 28, 1999.

(g)(2)	Custody Agreement with Mellon Bank, N.A. is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on January 29, 2003.

(h)	Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on January 29, 2003.

(i)	Opinion and Consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on October 27, 1995.

(j)	Consent of Independent Auditors.

(m)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on January 29, 2003.

(n)	Rule 18f-3 Plan is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on January 29, 2003.

(p)(1)	Code of Ethics is incorporated by reference to Exhibit (4) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on December 29, 2000.

(p)(2)	Code of Ethics adopted by Shenkman Capital Management, Inc., the sub-adviser to Dreyfus Premier High Income Fund.

Other Exhibits

(a)	Powers of Attorney of the Board members and certain officers are incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on December 29, 2000.

(b)	Certificate of Secretary is incorporated by reference to Post-Effective Amendment No. 43 to the Regulation Statement on Form N-1A, filed on December 29, 2000.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, filed in December 1996.

Reference is also made to the Distribution Agreement filed as Exhibit (e) hereto.

Item 26(a).	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                    Other Businesses                      Position Held                Dates
------------                    ----------------                      -------------                -----
MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,    11/74 -  Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      President                  9/02 - Present
Director, Vice Chairman,           Dreyfus Service Corporation++         Senior Vice President      3/00 - Present
and Chief Investment Officer       Founders Asset Management, LLC****    Member, Board of Managers  6/02 - Present

                                   Dreyfus Investment Advisors,          Chief Investment Officer   2/02 - Present
                                   Inc.++                                and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman              6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman              6/01 - Present
Chief Operating Officer
                                   Mellon Growth Advisors, LLC*          Board Member               1/02 - Present

                                   Dreyfus Investment                    Chairman of the Board      1/97 - 2/02
                                   Advisors, Inc.++                      Director                   5/95 - 2/02
                                                                         President                  5/95 - 2/02

                                   Newton Management Limited             Director                   2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee        1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee        1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                   2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                   2/99 - Present

                                   The Boston Company Asset              Director                   2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                   2/99 - Present

                                   Mellon Capital Management             Director                   1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of           12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                   6/95 - Present
                                                                         Chairman                   1/99 - Present
                                                                         President                  1/99 - Present
                                                                         Chief Executive Officer    1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board      2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                   10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President   2/97 - Present
                                                                         Director                   8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                   1/01 - Present
Director                                                                 Senior Vice Chairman       1/99 - Present
                                                                         Chief Financial Officer    1/90 - Present

                                   Mellon Bank, N.A.+                    Director                   1/01 - Present
                                                                         Senior Vice Chairman       3/98 - Present
                                                                         Chief Financial Officer    1/90 - Present

                                   Mellon EFT Services Corporation       Director                   10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                   1/96 - Present
                                   Corporation #1                        Vice President             1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President             5/93 - Present

                                   APT Holdings Corporation              Treasurer                  12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                   12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer    1/88 - Present
                                                                         Chief Executive Officer    8/87 - Present
                                                                         Director                   8/87 - Present
                                                                         President                  8/87 - Present

                                   Mellon Overseas Investments           Director                   4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                  12/87 - Present
                                   Corporation #5+

                                   Mellon Financial Markets, Inc.+       Director                   1/99 - Present

                                   Mellon Financial Services             Director                   1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                   1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc.+                Director                   1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                   12/94 - Present
Vice Chairman
                                   Mellon Bank, N.A.+                    Executive Vice President   6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                   5/93 - Present
                                                                         President                  5/93 - Present
DAVID F. LAMERE                    Mellon Financial Corporation+         Vice Chairman              9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director     2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities, Inc.                  President and Director     2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc.*             Chairman & CEO             1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO             1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                   4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                   4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                   10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee        8/98 - Present

                                   Mellon Bank, N.A.+                    Vice Chairman              8/01 - Present
                                                                         Exec. Management Group     8/01 - Present
                                                                         Exec. Vice President       2/99 - 9/01

                                   Mellon Trust of New York              Chairman                   4/98 - Present
                                   National Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                   2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                   2/95 - Present
                                   2875 Northeast 191st Street           Director                   11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holding's, Inc.+         President                  3/99 - Present
                                                                         Director                   6/99 - Present

                                   Mellon Global Investing Corp. +       President                  1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                   1/99 - Present
Director                                                                 Chief Executive Officer    1/99 - Present
                                                                         Director                   1/98 - Present

                                   Mellon Bank, N.A.+                    Chairman                   3/98 - Present
                                                                         Chief Executive Officer    3/98 - Present
                                                                         Director                   1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman              12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Vice President             9/02 - Present
Director and President
                                   Dreyfus Service Corporation++         Chairman of the Board      4/02 - Present
                                                                         Chief Executive Officer    4/02 - Present
                                                                         Director                   8/00 - Present
                                                                         Executive Vice President   8/00 - 5/02
                                                                         Senior Vice President      3/00 - 8/00
                                                                         Executive Vice President   5/98 - 3/00
                                                                         Dreyfus Investment
                                                                         Division
                                   Dreyfus Service Organization, Inc.    Director                   4/02 - Present

                                   Dreyfus Insurance Agency of           Director                   4/02 - Present
                                   Massachusetts, Inc.++

                                   Founders Asset Management             Director, Board of         5/01 - Present
                                   LLC****                               Managers

                                   Boston Safe Advisors, Inc.++          Director                   10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman              6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A.+                    Vice Chairman              6/01 - Present

                                   Mellon Growth Advisors, LLC+          Board Member               1/02 - Present

                                   Standish-Mellon Asset                 Board Member               7/01 - Present
                                   Management Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish-Mellon Asset                 Board Member               7/01 - Present
                                   Management Company, LLC

                                   Franklin Portfolio Holdings, Inc.*    Director                   3/97 - Present

                                   Franklin Portfolio Associates,        Director                   3/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                  Partner Representative     2/00 - Present
                                   505 Park Avenue
                                   New York, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee        1/99 - 1/01
                                   Company*                              Member
                                                                         Director                   1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee        1/99 - 1/01
                                                                         Member
                                                                         Director                   1/99 - 1/01

                                   Buck Consultants, Inc.++              Director                   7/97 - Present

                                   Newton Management Limited             Executive Committee        10/98 - Present
                                   London, England                       Member
                                                                         Director                   10/98 - Present

                                   Mellon Global Investments             Non-Resident Director      11/98 - Present
                                   Japan Ltd.
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                   10/97 - Present

                                   The Boston Company Asset              Director                   1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.++          Chairman                   6/97 - 10/01
                                                                         Director                   2/97 - 10/01

                                   Pareto Partners                       Partner Representative     5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                   2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                   2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                    1/98 - Present
                                                                         Chairman                   1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                    2/97 - Present
                                                                         Chairman                   2/97 - Present

                                   Mellon Global Investing Corp.*        Director                   5/97 - Present
                                                                         Chairman                   5/97 - Present
                                                                         Chief Executive Officer    5/97 - Present

                                   Laurel Capital Advisors+              Trustee                    3/97 - 10/01

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                  3/00 - Present
Vice Chairman                                                            Executive Vice President   5/98 - 3/00
and Director                                                             Director                   3/99 - Present

                                   MBSC, LLC+                            Manager, Board of          4/02 - Present
                                                                         Managers and President

                                   Boston Safe Advisors, Inc.++          Director                   10/01 - Present

                                   Dreyfus Transfer, Inc.                Chairman and Director      2/02 - Present
                                   One American Express Plaza
                                   Providence, RI  02903

                                   Dreyfus Service Organization,         Director                   3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                   5/98 - Present
                                   Massachusetts, Inc.*

                                   Dreyfus Brokerage Services, Inc.      Chairman                   3/99 - 1/02
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                   10/98 - Present

                                   Mellon Residential Funding            Director                   4/97 - Present
                                   Corp.+

                                   Mellon Trust of Florida, N.A.         Director                   8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President   7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman              1/97 - Present
                                                                         Director                   7/96 - Present

                                   RECO, Inc.*                           President                  11/96 - Present
                                                                         Director                   11/96 - Present

                                   Boston Safe Deposit and Trust         Director                   7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                   6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                   6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                   3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                   12/97 - Present

                                   Dreyfus Financial Services            Director                   9/96 - 4/02
                                   Corp.+

                                   Dreyfus Investment Services           Director                   4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                  12/98 - Present
Director                           LLC****                               Chief Executive Officer    12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc.++        Director                   4/02 - Present
Executive Vice President -
Product Development

MARK N. JACOBS                     Dreyfus Investment                    Director                   4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                   3/96 - Present

                                   The TruePenny Corporation++           President                  10/98 - Present
                                                                         Director                   3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Vice President and
Controller                                                               Treasurer                  9/02 - Present

                                   The Dreyfus Trust Company++           Chief Financial Officer    3/99 - Present
                                                                         Treasurer                  9/98 - Present
                                                                         Director                   3/97 - Present

                                   MSBC, LLC++                           Chief Financial Officer    4/02 - Present
                                                                         and Manager, Board of
                                                                         Managers

                                   Boston Safe Advisors, Inc.++          Chief Financial Officer    10/01 - Present
                                                                         and Director

                                   Dreyfus Service Corporation++         Chief Financial Officer    12/98 - Present
                                                                         Director                   8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                  10/98 - Present
                                   Corp. ++

                                   Dreyfus Investment                    Treasurer                  10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President             10/98 - Present
                                   c/o Mellon Corporation                Director                   2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President             10/98 - Present
                                                                         Director                   2/02 - Present

                                   The Trotwood Corporation++            Vice President             10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President             10/98 - 7/99

                                   Trotwood Hunters Site                 Vice President             10/98 - 7/99
                                   A Corp.++

                                   Dreyfus Transfer, Inc.                Chief Financial Officer    5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                  3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer        5/98 - Present
                                   Massachusetts, Inc.++++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President - Tax       10/96 - Present
Vice President - Tax

                                   MSBC, LLC++                           Vice President - Tax       4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                   6/99 - Present
                                   Corporation ++                        President                  6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax       10/96 - Present
                                   Inc.++
                                   Dreyfus Service Organization,         Vice President - Tax       10/96 - Present
                                   Inc.++

ANGELA E. PRICE
Vice President                     None

WENDY H. STRUTT                    None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President             7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                  9/98 - Present
Assistant Secretary

                                   Dreyfus Service Corporation++         Assistant Secretary        8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary        7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary        7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and         2/02 - Present
                                   Corporation                           Director

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President             2/97 - Present
Assistant Secretary                One American Express Plaza            Director                   2/97 - Present
                                   Providence, RI 02903                  Secretary                  2/97 - Present

                                   Dreyfus Service                       Secretary                  7/98 - Present
                                   Organization, Inc.++

____________________

*    The address of the business so indicated is One Boston Place, Boston,
     Massachusetts 02108.

**   The address of the business so indicated is One Bush Street, Suite 450, San
     Francisco, California 94104.

***  The address of the business so indicated is 595 Market Street, Suite 3000,
     San Francisco, California 94105.

**** The address of the business so indicated is 2930 East Third Avenue, Denver,
     Colorado 80206.

+    The address of the business so indicated is One Mellon Bank Center,
     Pittsburgh, Pennsylvania 15258.

++   The address of the business so indicated is 200 Park Avenue, New York, New
     York 10166.

+++  The address of the business so indicated is 144 Glenn Curtiss Boulevard,
     Uniondale, New York 11556-0144.
Item 26(b).	Business and Other Connections of Sub-Investment Adviser.

Shenkman Capital Management, Inc. is a subadviser to Registrant's Dreyfus Premier High Yield Bond Fund. The business and other connections of each director and officer of Shenkman Capital Management, Inc. is currently listed in the investment adviser registration Form ADV for Shenkman Capital Management, Inc. (File No. 801-25180) and is hereby incorporated herein by reference thereto.

Item 27.	Principal Underwriters
(a)	Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:
1)	CitizensSelect Funds
2)	Dreyfus A Bonds Plus, Inc.
3) 4) 5)	Dreyfus Appreciation Fund, Inc. Dreyfus Balanced Fund, Inc. Dreyfus BASIC Money Market Fund, Inc.
6) 7) 8) 9) 10	Dreyfus BASIC Municipal Fund, Inc.
Dreyfus BASIC U.S. Mortgage Securities Fund
Dreyfus BASIC U.S. Government Money Market Fund
Dreyfus California Intermediate Municipal Bond Fund
Dreyfus California Tax Exempt Bond Fund, Inc.
11) 12) 13) 14) 15)	Dreyfus California Tax Exempt Money Market Fund
Dreyfus Cash Management
Dreyfus Cash Management Plus, Inc.
Dreyfus Connecticut Intermediate Municipal Bond Fund
Dreyfus Connecticut Municipal Money Market Fund, Inc.
16) 17) 18) 19) 20)	Dreyfus Fixed Income Securities Dreyfus Florida Intermediate Municipal Bond Fund Dreyfus Florida Municipal Money Market Fund Dreyfus Founders Funds, Inc. The Dreyfus Fund Incorporated
21) 22) 23) 24) 25)	Dreyfus GNMA Fund, Inc. Dreyfus Government Cash Management Funds Dreyfus Growth and Income Fund, Inc. Dreyfus Growth and Value Funds, Inc. Dreyfus Growth Opportunity Fund, Inc.
26) 27) 28) 29) 30)	Dreyfus Premier Fixed Income Funds Dreyfus Index Funds, Inc. Dreyfus Institutional Cash Advantage Funds Dreyfus Institutional Money Market Fund Dreyfus Institutional Preferred Money Market Funds
31) 32) 33) 34) 35)	Dreyfus Insured Municipal Bond Fund, Inc. Dreyfus Intermediate Municipal Bond Fund, Inc. Dreyfus International Funds, Inc. Dreyfus Investment Grade Bond Funds, Inc. Dreyfus Investment Portfolios
36) 37) 38) 39) 40)	The Dreyfus/Laurel Funds, Inc. The Dreyfus/Laurel Funds Trust The Dreyfus/Laurel Tax-Free Municipal Funds Dreyfus LifeTime Portfolios, Inc. Dreyfus Liquid Assets, Inc.
41) 42) 43) 44) 45)	Dreyfus Massachusetts Intermediate Municipal Bond Fund
Dreyfus Massachusetts Municipal Money Market Fund
Dreyfus Massachusetts Tax Exempt Bond Fund
Dreyfus Midcap Index Fund, Inc.
Dreyfus Money Market Instruments, Inc.
46) 47) 48) 49) 50)	Dreyfus Bond Funds, Inc.
Dreyfus Municipal Cash Management Plus
Dreyfus Municipal Money Market Fund, Inc.
Dreyfus New Jersey Intermediate Municipal Bond Fund
Dreyfus New Jersey Municipal Bond Fund, Inc.
51) 52) 53) 54) 55)	Dreyfus New Jersey Municipal Money Market Fund, Inc.
Dreyfus Premier New Leaders Fund, Inc.
Dreyfus New York Municipal Cash Management
Dreyfus New York Tax Exempt Bond Fund, Inc.
Dreyfus New York Tax Exempt Intermediate Bond Fund
56) 57) 58) 59) 60)	Dreyfus New York Tax Exempt Money Market Fund
Dreyfus U.S. Treasury Intermediate Term Fund
Dreyfus U.S. Treasury Long Term Fund
Dreyfus 100% U.S. Treasury Money Market Fund
Dreyfus Pennsylvania Intermediate Municipal Bond Fund
61) 62) 63) 64) 65)	Dreyfus Pennsylvania Municipal Money Market Fund Dreyfus Premier California Municipal Bond Fund Dreyfus Premier Equity Funds, Inc. Dreyfus Premier International Funds, Inc. Dreyfus Premier GNMA Fund
66) 67) 68) 69) 70)	Dreyfus Premier Opportunity Funds Dreyfus Premier Worldwide Growth Fund, Inc Dreyfus Premier Municipal Bond Fund Dreyfus Premier New York Municipal Bond Fund Dreyfus Premier State Municipal Bond Fund
71) 72) 73) 74) 75)	Dreyfus Premier Value Equity Funds
Dreyfus Short-Intermediate Government Fund
Dreyfus Short-Intermediate Municipal Bond Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund, Inc.
76) 77) 78) 79) 80)	Dreyfus Tax Exempt Cash Management The Dreyfus Premier Third Century Fund, Inc. Dreyfus Treasury Cash Management Dreyfus Treasury Prime Cash Management Dreyfus Variable Investment Fund
81) 82) 83) 84) 85)	Dreyfus Worldwide Dollar Money Market Fund, Inc.
General California Municipal Bond Fund, Inc.
General California Municipal Money Market Fund
General Government Securities Money Market Funds, Inc.
General Money Market Fund, Inc.
86) 87) 88) 89) 90)	General Municipal Bond Fund, Inc. General Municipal Money Market Funds, Inc. General New York Municipal Bond Fund, Inc. General New York Municipal Money Market Fund Mellon Funds Trust

(b)

                                                            Positions and
Name and principal       Positions and offices with          offices with
business address             the Distributor                 Registrant
------------------       ---------------------------        --------------

Michael Millard*         Chief Executive Officer and        None
                         Chairman of the Board

J. David Officer*        President and Director             None

Thomas E. Winnick*       Director                           None

J. Charles Cardona*      Executive Vice President           None
                         and Director

Anthony DeVivio**        Executive Vice President           None
                         and Director

Jude C. Metcalfe**       Executive Vice President           None

Irene Papadoulis**       Director                           None

David K. Mossman**       Executive Vice President           None

Prasanna Dhore*          Executive Vice President           None

Noreen Ross*             Executive Vice President           None

William H. Maresca*      Chief Financial Officer            None
                         and Director

James Book***            Senior Vice President              None

Ken Bradle**             Senior Vice President              None

Stephen R. Byers*        Senior Vice President              Executive Vice
                                                            President

Joseph Eck+              Senior Vice President              None

Lawrence S. Kash*        Senior Vice President              None

Matthew Perrone**        Senior Vice President              None

Bret Young*              Senior Vice President              None

Jane Knight*             Chief Legal Officer and Secretary  None

Stephen Storen*          Chief Compliance Officer           None

John Geli**              Vice President                     None

Maria Georgopoulos*      Vice President - Facilities        None
                         Management

William Germenis*        Vice President - Compliance        Anti-Money Laundering
                                                            Compliance Officer

Janice Hayles*           Vice President                     None

Tracy Hopkins*           Vice President                     None

Hal Marshall*            Vice President - Compliance        None

Mary Merkle*             Vice President - Compliance        None

Paul Molloy*             Vice President                     None

James Muir*              Vice President - Compliance        None

B.J. Ralston**           Vice President                     None

Theodore A. Schachar*    Vice President - Tax               None

William Schalda*         Vice President                     None

James Windels*           Vice President                     Treasurer

James Bitetto*           Assistant Secretary                None

Ronald Jamison*          Assistant Secretary                None

Carlene Kim*             Assistant Secretary                None
*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
+	Principal business address is One Boston Place, Boston MA 02108.

Item 28.	Location of Accounts and Records

1.	Dreyfus Transfer, Inc. c/o Boston Financial One American Express Plaza Providence, Rhode Island 02903

2.	The Dreyfus Corporation 200 Park Avenue New York, New York 10166

3.	Mellon Bank, N.A. One Mellon Bank Center Pittsburgh, PA 15258

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of January, 2003.

DREYFUS BOND FUNDS, INC. BY: /s/ Stephen E. Canter* Stephen E. Canter, President

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

             Signatures                    Title                         Date
             ----------                    -----                         ----

/s/Stephen E. Canter*              President (Principal Executive       1/27/03
-----------------------------      Officer)
Stephen E. Canter

/s/James Windels*                  Treasurer (Principal Financial       1/27/03
-----------------------------      and Accounting Officer)
James Windels

/s/ Joseph S. DiMartino*
-----------------------------      Chairman of the Board of Directors   1/27/03
Joseph S. DiMartino

/s/ David W. Burke*
-----------------------------      Director                             1/27/03
David W. Burke

/s/ William Hodding Carter III*
-----------------------------      Director                             1/27/03
William Hodding Carter III

/s/ Ehud Houminer*
-----------------------------      Director                             1/27/03
Ehud Houminer

/s/ Richard C. Leone*
-----------------------------      Director                             1/27/03
Richard C. Leone

/s/ Hans C. Mautner*
-----------------------------      Director                             1/27/03
Hans C. Mautner

/s/ Robin A. Pringle*
-----------------------------      Director                             1/27/03
Robin A. Pringle

-----------------------------      Director
John E. Zuccotti

*  By: /s/ John B. Hammalian
       --------------------------
       John B. Hammalian, as
       Attorney-in-fact

EXHIBIT INDEX

Exhibit	Document Description

(j)	Consent of Independent Auditors.

(p)(2)	Code of Ethics adopted by Shenkman Capital Management, Inc., the sub-adviser to Dreyfus Premier High Income Fund.